Note 52 Fees for audits conducted and other related services (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Fees for audits conducted and other related services [Line Items]
Audits of the companies audited by firms belonging to the EY worldwide organization and other reports related with the audit	[1],[2]	€ 28.5	€ 24.8
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the group operates reviewed by firms belonging to EY	[2]	1.4	1.0
Fees for audits conducted by other firms	[2]	€ 0.1	€ 0.1

[1]	(2) Including fees pertaining to annual legal audits (€23.3 million as of December 31, 2023)
[2]	(1) Regardless of the billed year.